PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
A summary of property, plant and equipment is as follows:

	June 30,
	2014	2015

Buildings	$76,779	$72,643
Machinery	6,375	7,594
Software	3,718	6,263
Vehicles	4,122	4,012
Electronic and other equipment	20,682	25,942
Construction in progress	1,997	1,159
	$113,673	$117,613

Less: Accumulated depreciation	(31,328)	(37,391)

	$82,345	$80,222

Schedule of Property Subject to or Available for Operating Lease [Table Text Block]
The Company has entered into an operating lease contract with a third party related to certain buildings owned with the carrying amount as shown below:

	June 30,
	2014	2015

Buildings leased to others - at original cost	$10,892	$10,962
Less: accumulated depreciation	(3,547)	(3,808)
Buildings leased to others - net	7,345	7,154